Segment Information (Reconciliation of Interest Expense from Segments to Consolidated) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Interest Expense [Line Items]
Interest expense	$ 124,307	$ 105,348	$ 102,638
Corporate And Other Segment Reporting Information [Member]
Segment Interest Expense [Line Items]
Interest expense	$ 124,307	$ 105,348	$ 102,638